Fair Value Measurements	12 Months Ended
Sep. 30, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 4 — Fair Value Measurements

The Company accounts for certain assets and liabilities at fair value. Fair value is the price that would be received from selling an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. The Company categorizes each of its fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of inputs that may be used to measure fair value are as follows:

Level 1:    Quoted prices in active markets for identical assets or liabilities;

Level 2:    Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets), or other inputs that are observable (model-derived valuations in which significant inputs are observable) or can be derived principally from, or corroborated by, observable market data; and

Level 3:    Unobservable inputs that are supported by little or no market activity that is significant to the fair value of the assets or liabilities.

The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2017 and 2016:

	As of September 30, 2017
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Corporate bonds	$—	$98,385	$—	$98,385
U.S. government treasuries	84,363	—	—	84,363
U.S. agency securities	—	60,646	—	60,646
Money market funds	52,504	—	—	52,504
Asset backed obligations	—	47,074	—	47,074
Commercial paper and certificates of deposit	—	33,448	—	33,448
Supranational and sovereign debt	—	8,777	—	8,777

Total available-for-sale securities	136,867	248,330	—	385,197

Derivative financial instruments, net	—	27,352	—	27,352

Other liabilities	—	—	(21,972)	(21,972)

Total	$136,867	$275,682	$(21,972)	$390,577

	As of September 30, 2016
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Corporate bonds	$—	$96,154	$—	$96,154
U.S. government treasuries	105,513	—	—	105,513
U.S. agency securities	—	48,393	—	48,393
Money market funds	449,288	—	—	449,288
Asset backed obligations	—	30,194	—	30,194
Commercial paper and certificates of deposit	—	42,498	—	42,498
Supranational and sovereign debt	—	8,342	—	8,342

Total available-for-sale securities	554,801	225,581	—	780,382

Derivative financial instruments, net	—	16,067	—	16,067

Other liabilities	—	—	(24,597)	(24,597)

Total	$554,801	$241,648	$(24,597)	$771,852

Available-for-sale securities that are classified as Level 2 assets are priced using observable data that may include quoted market prices for similar instruments, market dealer quotes, market spreads, non-binding market prices that are corroborated by observable market data and other observable market information. The Company’s derivative instruments are classified as Level 2 as they represent foreign currency forward and option contracts valued primarily based on observable inputs including forward rates and yield curves. The Company did not have any transfers between Level 1 and Level 2 fair value measurements during fiscal year 2017 or fiscal year 2016. Level 3 amounts relate to certain acquisition-related liabilities, which were valued using a Monte-Carlo simulation model. These liabilities were included in both accrued expenses and other current liabilities and other noncurrent liabilities as of September 30, 2017 and 2016. The net reduction in Level 3 liabilities during fiscal year 2017 was the result of reduction of existing liabilities, which was partially offset by increase from new liabilities recognized in connection with fiscal year 2017 acquisitions. Part of this reduction in Level 3 liabilities was recorded in the consolidated statements of income and the rest of the reduction resulted from settlement of the liabilities.

Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, accrued personnel costs, short-term financing arrangements and other current liabilities approximate their fair value because of the relatively short maturity of these items.